UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/08

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA    May 9, 2008
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  35

Form 13F Information Table Value Total:	 $452,886
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC		       COM	005208103	3,979 	  482,345  SH	        Sole		482,345    0	0
BPZ RESOURCES, INC	       COM	055639108      13,471 	  619,936  SH		Sole		619,936    0	0
CAMECO CORPORATION	       COM	13321L108	2,635 	   80,000  SH		Sole		 80,000    0	0
CANO PETROLEUM INC	       COM	137801106	6,141 	1,312,271  SH		Sole	      1,312,271    0	0
CARRIZO OIL & GAS INC	       COM	144577103      11,255 	  189,887  SH		Sole		189,887    0	0
CHESAPEAKE ENERGY CORP	       COM	165167107      28,742 	  622,802  SH		Sole		622,802    0	0
DENISON MINES CORP.	       COM	248356107	  913 	  145,195  SH		Sole		145,195    0	0
ENVIRONMENTAL POWER CORP     COM NEW	29406L201	2,283 	  550,046  SH		Sole		550,046    0	0
FRONTIER OIL CORP	       COM	35914P105	  545 	   20,000  SH		Sole		 20,000    0	0
GASTAR EXPLORATION LTD	       COM	367299104	2,446 	1,881,700  SH		Sole	      1,881,700    0	0
GOODRICH PETROLEUM CORP	     COM NEW	382410405	2,485 	   82,600  SH		Sole		 82,600    0	0
GULF ISLAND FABRICATION INC    COM	402307102	6,133 	  213,557  SH		Sole		213,557    0	0
MCDERMOTT INTL	 	       COM	580037109      87,490 	1,595,944  SH		Sole	      1,595,944    0	0
NATIONAL OILWELL VARCO, INC.   COM	637071101      13,389 	  229,340  SH		Sole		229,340    0	0
OCEANEERING INTL INC	       COM	675232102	6,883 	  109,250  SH		Sole		109,250    0	0
PEABODY ENERGY CORP	       COM	704549104	3,698 	   72,500  SH		Sole		 72,500    0	0
PLAINS EXPL & PROD CO LP       COM	726505100	2,498 	   47,000  SH		Sole		 47,000    0	0
PROSHARES TRUST		  ULTRASHRT O&G	74347R586      14,736 	  382,750  SH		Sole		382,750    0	0
QUICKSILVER RESOURCES INC      COM	74837R104      16,989 	  465,060  SH		Sole		465,060    0	0
RANGE RESOURCES CORP	       COM	75281A109      12,413 	  195,631  SH		Sole		195,631    0	0
SANDRIDGE ENERGY, INC.	       COM	80007P307	5,090 	  130,000  SH		Sole		130,000    0	0
SCHLUMBERGER LTD	       COM	806857108      17,915 	  205,925  SH		Sole		205,925    0	0
SOUTHWESTERN ENERGY CO.	       COM	845467109      28,281 	  839,440  SH		Sole		839,440    0	0
STORM CAT ENERGY CORP.	       COM	862168101	  710 	  959,300  SH		Sole		959,300    0	0
SUNPOWER CORPORATION	     COM CL A	867652109	6,423 	   86,200  SH		Sole		 86,200    0	0
SUPERIOR ENERGY SERVICES INC   COM	868157108	6,038 	  152,404  SH		Sole		152,404    0	0
SUPERIOR WELL SERVICES, INC.   COM	86837X105	1,623 	   74,200  SH		Sole		 74,200    0	0
TXCO RESOURCES INC	       COM	87311M102	7,888 	  637,145  SH		Sole		637,145    0	0
THOMPSON CREEK METALS CO       COM	884768102	2,938  	  160,900  SH		Sole		160,900    0	0
ULTRA PETROLEUM CORP	       COM	903914109      58,637 	  756,611  SH		Sole		756,611    0	0
U S ENERGY CORP - WYOMING      COM	911805109	1,203 	  359,000  SH		Sole		359,000    0	0
ZOLTEK COS INC		       COM	98975W104	5,321 	  200,650  SH		Sole		200,650    0	0
NOBLE CORPORATION	       SHS	G65422100      23,420 	  471,520  SH		Sole		471,520    0	0
TRANSOCEAN INC.	               SHS	G90073100      15,878 	  117,441  SH		Sole		117,441    0	0
WEATHERFORD INTL, LTD	       COM	G95089101      32,397 	  447,040  SH		Sole		447,040    0	0
